Summary of significant accounting policies - Foreign currency translation (Details)	12 Months Ended
	Dec. 31, 2018 ₽ / $	Dec. 31, 2018 ₽ / $ ₽ /	Dec. 31, 2018 ₽ / $ ₽ / MDL	Dec. 31, 2018 ₽ / $ ₽ / ₸	Dec. 31, 2018 ₽ / $ ₽ / €	Dec. 31, 2018 ₽ / $ ₽ / Br	Dec. 31, 2017 ₽ / $	Dec. 31, 2017 ₽ / $ ₽ /	Dec. 31, 2017 ₽ / $ ₽ / MDL	Dec. 31, 2017 ₽ / $ ₽ / ₸	Dec. 31, 2017 ₽ / $ ₽ / €	Dec. 31, 2017 ₽ / $ ₽ / Br	Dec. 31, 2018 ₽ /	Dec. 31, 2018 ₽ / MDL	Dec. 31, 2018 ₽ / ₸	Dec. 31, 2018 ₽ / €	Dec. 31, 2018 ₽ / Br	Dec. 31, 2017 ₽ /	Dec. 31, 2017 ₽ / MDL	Dec. 31, 2017 ₽ / ₸	Dec. 31, 2017 ₽ / €	Dec. 31, 2017 ₽ / Br
Summary of significant accounting policies
Average exchange rate	62.7078	15.8887	3.73239	0.181717	73.9384	30.7630	58.3529	14.4216	3.16871	0.178959	65.9014	30.2125
Exchange rates	69.4706	69.4706	69.4706	69.4706	69.4706	69.4706	57.6002	57.6002	57.6002	57.6002	57.6002	57.6002	17.0501	4.09084	0.180570	79.4605	32.0732	14.7822	3.36548	0.173184	68.8668	29.1013